Note 15 - Commitments (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Recovery of flow-through premium liability	$ (120,902)	$ (8,477)	$ (977,534)
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments	7,536,379
Flow-through exploration commitments fulfilled	345,079
Commitment to incur expenses	7,191,300
Recovery of flow-through premium liability	120,092	8,477	$ 977,534
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments		$ 1,109,268
Flow-through exploration commitments fulfilled	$ 1,109,268